Consolidated Statements of Changes in Stockholders' Equity (USD $) In Millions, unless otherwise specified	Total	Common Stock [Member]	Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive (Loss) Income [Member]	Noncontrolling Interests in Subsidiaries [Member]
Balance at beginning of period at Dec. 31, 2008	$ 465	$ 2	$ 248	$ 1,834	$ (1,644)	$ 25
Balance (shares) at Dec. 31, 2008		158.0
Comprehensive income (loss):
Net income (loss)	(30)			(33)		3
Other comprehensive (loss) income:
Currency translation adjustment	28				28
Unrealized gain (loss) from securities, net of tax expense	1				1
Cash flow hedging gains (losses), net of tax expense	8				8
Changes to unrecognized losses and prior service cost related to pension, postretirement and postemployment benefits, net ot tax expense	98				98
Total other comprehensive income (loss)	135				135
Total comprehensive (loss) income	105			(33)	135	3
Employee stock purchase and stock compensation plans	23		23
Employee stock purchase and stock compensation plans (in shares)		2
Repurchase of company common stock	(1)		(1)
Repruchase of company common stock (in shares)
Balance at end of period at Dec. 31, 2009	592	2	270	1,801	(1,509)	28
Balance (shares) at Dec. 31, 2009		160.0
Comprehensive income (loss):
Net income (loss)	137			134		3
Other comprehensive (loss) income:
Currency translation adjustment	32				30	2
Unrealized gain (loss) from securities, net of tax expense	(1)				(1)
Cash flow hedging gains (losses), net of tax expense	5				5
Changes to unrecognized losses and prior service cost related to pension, postretirement and postemployment benefits, net ot tax expense	140				140
Total other comprehensive income (loss)	176				174	2
Total comprehensive (loss) income	313			134	174	5
Employee stock purchase and stock compensation plans	31		31
Employee stock purchase and stock compensation plans (in shares)		2
Repurchase of company common stock	(20)		(20)
Repruchase of company common stock (in shares)		(2)
Redeemable noncontrolling interest, balance at end of period at Dec. 31, 2010	0
Balance at end of period at Dec. 31, 2010	916	2	281	1,935	(1,335)	33
Balance (shares) at Dec. 31, 2010	159.7	160.0
Comprehensive income (loss):
Net income (loss)	52
Net income (loss)	54			53		1
Other comprehensive (loss) income:
Currency translation adjustment	(26)				(28)	2
Unrealized gain (loss) from securities, net of tax expense	(1)				(1)
Cash flow hedging gains (losses), net of tax expense	(5)				(5)
Changes to unrecognized losses and prior service cost related to pension, postretirement and postemployment benefits, net ot tax expense	(123)				(123)
Total other comprehensive income (loss)	(155)				(157)	2
Total comprehensive (loss) income	(101)			53	(157)	3
Employee stock purchase and stock compensation plans	53		53
Employee stock purchase and stock compensation plans (in shares)		1
Repurchase of company common stock	(70)		(70)
Repruchase of company common stock (in shares)		(3)
Dividends distribution to minority shareholder	(1)					(1)
Noncontrolling Interest, Increase from Equity Issuance or Sale of Parent Equity Interest	23		23
Redeemable Noncontrolling Interests [Roll Forward]
Net income (loss)	(2)
Total comprehensive income (loss)	(2)
Sale of redeemable noncontrolling interests	17
Redeemable noncontrolling interest, balance at end of period at Dec. 31, 2011	15
Balance at end of period at Dec. 31, 2011	$ 820	$ 2	$ 287	$ 1,988	$ (1,492)	$ 35
Balance (shares) at Dec. 31, 2011	157.6	158.0